Note 8. Income Taxes (Details) - Effective Income Tax Rates (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rates [Abstract]
Computed expected tax expense (benefit)	$ 219	$ 61	$ (91)
State income tax expense, net of Federal tax effect	30	11	(17)
Other, net (primarily change in prior estimates)	(32)	112	(39)
Change in valuation allowance (regarding current year activity)	(225)	(169)	(147)
Income Tax (Benefit) Expense	$ (8)	$ 15	$ (294)